Employees' Emoluments	12 Months Ended
Dec. 31, 2019
Employees' Emoluments [Abstract]
EMPLOYEES' EMOLUMENTS
17.	EMPLOYEES' EMOLUMENTS

	Year ended December 31,
	2019	2018	2017

Salaries and other short-term benefits	2,086,041	2,637,752	2,476,506
Defined contribution benefit schemes	290,414	205,499	189,621
Total employee benefits expense (including directors' emoluments)	2,376,454	2,843,251	2,666,127

The employees of the Group's PRC subsidiaries are members of state-managed retirement benefit schemes operated by the local government. The subsidiaries are required to contribute a specified percentage of its payroll costs to the retirement benefit schemes to fund the benefits. The only obligation of the Group with respect to the retirement benefit schemes is to make the specified contributions.